UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund II

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.9%
MUNICIPAL BONDS & NOTES 152.8%
ALABAMA 6.0%
Alabama Docks Department State Revenue Bonds, Series 2010
6.000% due 10/01/2040	$2,000	$2,339
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	18,500	14,588
6.500% due 10/01/2053	21,000	26,405
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	3,000	4,041

		47,373

ARIZONA 12.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	3,500	3,662
5.500% due 01/01/2038	2,860	3,018
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	31,089
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,652
Pinal County, Arizona Electric District No. 3 Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	2,019
5.250% due 07/01/2041	3,700	4,243
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	10,000	10,839
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	15,449
5.000% due 12/01/2037	22,400	28,362

		100,333

CALIFORNIA 17.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	1,430	1,519
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,825
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	6,076
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,379
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	6,300	6,330
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,678
8.619% due 11/15/2036 (f)	5,000	6,474
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,574
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,635	3,264
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,925	3,057
5.000% due 06/01/2037	1,590	1,634
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	5,200	5,598
5.250% due 03/01/2038	2,500	2,652
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	10,692
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,891
5.500% due 03/01/2040	5,750	6,566
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,662
6.750% due 02/01/2038	17,415	20,226
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	1,345	1,381
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,124
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,162
6.000% due 08/15/2042	5,690	6,779
6.500% due 11/01/2021	580	641
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2032	2,000	2,069

Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	4,000	4,119
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,566
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	2,000	2,151
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,714
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	557
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	2,000	2,130
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,866
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	2,000	2,081
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	5,182

		140,619

COLORADO 2.1%
Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,310
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,659
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,098
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	2,092

		16,159

CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,106
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,434

		2,540

FLORIDA 6.2%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,149
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	672
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2042	8,000	9,280
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (e)	8,500	9,218
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,120
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	255	283
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (e)	7,900	8,457
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,377
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (b)	5,815	3,334
0.000% due 10/01/2033 (b)	1,000	549
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	11,186
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	500	504

		49,129

GEORGIA 4.8%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,659
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,461
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	2,775	2,815
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	22,964
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (e)	5,200	5,789

		37,688

HAWAII 1.1%
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (a)	4,420	4,960
4.000% due 10/01/2036 (a)	3,635	4,066

		9,026

ILLINOIS 13.1%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,618
5.500% due 01/01/2042	1,250	1,318
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	15,100	16,357
5.500% due 01/01/2034	5,200	5,540
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,299
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,263
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	2,108	2,113
6.750% due 12/01/2032	5,388	5,399
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	2,570	2,725
7.000% due 01/01/2028	2,900	3,068
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	2,500	2,568
6.000% due 03/01/2037 ^	250	70
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (e)	5,000	5,398
7.125% due 11/15/2037	700	812
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,344
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,301
Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2033	3,000	3,606
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (e)	9,850	11,695

		103,493

INDIANA 1.5%
Indiana Municipal Power Agency Revenue Bonds, Series 2016
5.000% due 01/01/2042	7,330	8,737
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.800% due 09/01/2047	990	1,033
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,540	1,844

		11,614

IOWA 3.3%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2042	4,500	4,791
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	6,000	6,470
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	1
2.700% due 11/15/2046 ^	769	667
Iowa Finance Authority Revenue Notes, Series 2013
5.000% due 12/01/2019	3,785	3,925

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	10,425

		26,279

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	565
Manhattan, Kansas Revenue Bonds, Series 2007
5.000% due 05/15/2036	850	859

		1,424

KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,145

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	878
6.000% due 10/01/2044	1,000	1,172
6.500% due 11/01/2035	450	535
Louisiana Public Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/15/2047	3,300	3,387
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,488

		8,460

MARYLAND 1.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	4,050	4,303
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,655
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,717

		8,675

MASSACHUSETTS 0.6%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,112
7.625% due 10/15/2037	555	624
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	3,237

		4,973

MICHIGAN 2.7%
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,048
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	800	608
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 04/15/2041 (e)	6,000	7,194
5.000% due 10/15/2046 (e)	3,500	4,179
5.000% due 10/15/2051 (e)	4,000	4,757
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,416

		21,202

MINNESOTA 0.4%
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	2,640	2,723
St Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	452

		3,175

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	42

MISSOURI 3.6%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	340	344
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 10/01/2038 (e)	16,000	17,132
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	11,423

		28,899

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,233

NEW JERSEY 8.0%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	991
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	525	310
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,222
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	4,000	4,414
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,500	1,591
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,829
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,680
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,169
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.250% due 06/15/2041	750	846

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	14,255	13,678
5.000% due 06/01/2041	31,475	30,392

		63,122

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,280

NEW YORK 19.4%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	38,265
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,529
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.250% due 11/15/2029	5,500	6,956
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	298	43
6.700% due 01/01/2049	825	850
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,205
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	15,291
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,119
5.625% due 07/15/2047	2,500	2,849
6.375% due 07/15/2049	1,250	1,407
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	11,666
5.750% due 11/15/2051	54,000	63,704
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,306
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	2,007

		153,197

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	550

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,813

OHIO 9.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	6,000	5,857
5.875% due 06/01/2047	23,100	22,663
6.500% due 06/01/2047	29,400	29,982
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,529
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,291
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	11,512

		77,834

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,113

Oregon Department of Administrative Services State Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,280

		2,393

PENNSYLVANIA 9.7%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,461
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	3,120	3,021
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,069
6.000% due 07/01/2035	670	720
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	561
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	9,864
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	440
6.000% due 07/01/2043	850	1,004

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	11,607
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	4,000	4,689
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2015
5.000% due 04/01/2045	5,500	6,404
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,118
5.625% due 07/01/2042	7,000	7,752
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	18,456
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	542
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,120

		76,828

RHODE ISLAND 2.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	21,450	22,779

SOUTH CAROLINA 1.7%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,106
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,889

		12,995

TENNESSEE 1.8%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,938
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,127
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,555
5.000% due 02/01/2027	6,000	7,437

		14,057

TEXAS 15.2%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,753
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	24,260
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	4,202
5.500% due 10/01/2039	12,700	14,227
HFDC of Central Texas, Inc., Revenue Bonds, Series 2006
5.500% due 02/15/2037	700	712
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	10,300	11,269
5.500% due 12/15/2038	10,300	11,325
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	5,000	5,286
5.750% due 01/01/2033	1,200	1,272
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,483
5.500% due 09/01/2041	1,300	1,544
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	303
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,329
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	24,602
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	975	1,030
Texas State General Obligation Bonds, Series 2010
8.106% due 04/01/2037 (f)	4,880	5,370
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	1,000	1,057
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,164

		120,188

U.S. VIRGIN ISLANDS 1.1%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.750% due 10/01/2037	2,320	2,415
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	3,000	3,000
5.250% due 10/01/2029	3,000	2,990

		8,405

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,114
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	412	30
6.000% due 06/01/2043	1,273	1,212

		2,356

WASHINGTON 2.0%
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,483
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	13,000	13,506
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,148

		16,137

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,291
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	1,910	1,754

		4,045

WISCONSIN 0.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,132

Total Municipal Bonds & Notes (Cost $1,065,917)		1,206,592

SHORT-TERM INSTRUMENTS 0.1%
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.269% due 10/18/2016 (b)(c)	400	400
0.284% due 10/24/2016 (b)(c)	100	100

		500

Total Short-Term Instruments (Cost $500)		500

Total Investments in Securities (Cost $1,066,417)		1,207,092

Total Investments 152.9% (Cost $1,066,417)		$1,207,092
Preferred Shares (46.5)%		(367,000)
Other Assets and Liabilities, net (6.4)%		(50,717)

Net Assets Applicable to Common Shareholders 100.0%		$789,375

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$47,373	$0	$47,373
Arizona	0	100,333	0	100,333
California	0	140,619	0	140,619
Colorado	0	16,159	0	16,159
Connecticut	0	2,540	0	2,540
Florida	0	49,129	0	49,129
Georgia	0	37,688	0	37,688
Hawaii	0	9,026	0	9,026
Illinois	0	103,493	0	103,493
Indiana	0	11,614	0	11,614
Iowa	0	26,279	0	26,279
Kansas	0	1,424	0	1,424
Kentucky	0	1,145	0	1,145
Louisiana	0	8,460	0	8,460
Maryland	0	8,675	0	8,675
Massachusetts	0	4,973	0	4,973
Michigan	0	21,202	0	21,202
Minnesota	0	3,175	0	3,175
Mississippi	0	42	0	42
Missouri	0	28,899	0	28,899
New Hampshire	0	2,233	0	2,233
New Jersey	0	63,122	0	63,122
New Mexico	0	2,280	0	2,280
New York	0	153,197	0	153,197
North Carolina	0	550	0	550
North Dakota	0	3,813	0	3,813
Ohio	0	77,834	0	77,834
Oregon	0	2,393	0	2,393
Pennsylvania	0	76,828	0	76,828
Rhode Island	0	22,779	0	22,779
South Carolina	0	12,995	0	12,995
Tennessee	0	14,057	0	14,057
Texas	0	120,188	0	120,188
U.S. Virgin Islands	0	8,405	0	8,405
Virginia	0	2,356	0	2,356
Washington	0	16,137	0	16,137
West Virginia	0	4,045	0	4,045
Wisconsin	0	1,132	0	1,132
Short-Term Instruments
Short-Term Notes	0	500	0	500

Total Investments	$0	$1,207,092	$0	$1,207,092

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 1,066,417	$143,460	$(2,785)	$140,675

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certificate
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund II

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016